Shareholder Report	12 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000159026
Shareholder Report [Line Items]
Fund Name	Tactical Dividend & Momentum Fund
Class Name	Class A
Trading Symbol	HTDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$182	1.70%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.70%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (September 9, 2015)
Tactical Dividend and Momentum Fund
Without Load	13.99%	6.18%	4.47%
With Load	7.39%	4.93%	3.78%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Sep. 09, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 91,039,974	$ 91,039,974
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount	$ 866,424
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%

C000159027
Shareholder Report [Line Items]
Fund Name	Tactical Dividend & Momentum Fund
Class Name	Class C
Trading Symbol	HTDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$261	2.45%

Expenses Paid, Amount	$ 261
Expense Ratio, Percent	2.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	13.28%	5.37%	3.71%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 91,039,974	$ 91,039,974
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount	$ 866,424
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%

C000159028
Shareholder Report [Line Items]
Fund Name	Tactical Dividend & Momentum Fund
Class Name	Class I
Trading Symbol	HTDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$155	1.45%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	14.30%	6.43%	4.71%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 91,039,974	$ 91,039,974
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount	$ 866,424
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%

C000159029
Shareholder Report [Line Items]
Fund Name	Tactical Dividend & Momentum Fund
Class Name	Class R
Trading Symbol	HTDRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tactical Dividend & Momentum Fund for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$198	1.85%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (9/9/2015)
Tactical Dividend and Momentum Fund	13.88%	6.02%	4.28%
S&P 500® Index	22.15%	15.00%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 91,039,974	$ 91,039,974
Holdings Count | Holding	15	15
Advisory Fees Paid, Amount	$ 866,424
InvestmentCompanyPortfolioTurnover	226.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$91,039,974
Number of Portfolio Holdings	15
Advisory Fee (net of waivers)	$866,424
Portfolio Turnover	226%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	97.0%
Money Market Funds	1.1%
Reit	1.9%